Supplement to the
Fidelity® Climate Action Fund
July 30, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.
The following table provides information relating to other accounts managed by PREETI SAYANA as of August 31, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$1,586	$62	$2
Assets Managed with Performance-Based Advisory Fees (in millions)	$283	none	none
* Includes assets of Fidelity® Climate Action Fund managed by the portfolio manager ($61 (in millions) assets managed with performance-based advisory fees).
As of August 31, 2026, the dollar range of shares of Fidelity® Climate Action Fund beneficially owned by the portfolio manager was none.

CLA-SSTK-1026-101-1.9911369.101	October 9, 2026

Supplement to the
Fidelity® Climate Action Fund
Class A, Class M, Class C, Class I, and Class Z
July 30, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.
The following table provides information relating to other accounts managed by PREETI SAYANA as of August 31, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$1,586	$62	$2
Assets Managed with Performance-Based Advisory Fees (in millions)	$283	none	none
* Includes assets of Fidelity® Climate Action Fund managed by the portfolio manager ($61 (in millions) assets managed with performance-based advisory fees).
As of August 31, 2026, the dollar range of shares of Fidelity® Climate Action Fund beneficially owned by the portfolio manager was none.

ACLA-SSTK-1026-101-1.9911363.101	October 9, 2026